Accumulated Other Comprehensive Loss - Schedule of Net Income Amounts Reclassified from AOCL (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	$ 32,647	$ 39,431
Cost of sales	28,207	34,022
Income tax	329	591
Net of tax	757	1,765
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total loss reclassified to net income	(46)	(12)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	(30)	(38)
Cost of sales	(21)	33
Income tax	13	1
Net of tax	(38)	(4)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(9)	(9)
Income tax	1	1
Net of tax	$ (8)	$ (8)